Profit / (loss) on deconsolidation due to insolvency (Details Narrative) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Profit Loss On Deconsolidation Due To Insolvency
Other assets	€ 1,230
Profit on deconsolidation	€ 1,230